Registration No. 2-75812
                                                               File No. 811-3391

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 30                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 25                                                           [X]

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                           CENTENNIAL GOVERNMENT TRUST
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                 (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Englewood, Colorado 80112
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                (Address of Principal Executive Offices) (Zip Code)

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                                 1-800-525-9310
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                (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[X] On October 27, 2000 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centennial Government Trust


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Prospectus dated November 1, 2000

                                         Centennial  Government Trust is a money
                                         market  mutual  fund.  It  seeks a high
                                         level of current income consistent with
                                         the  preservation  of  capital  and the
                                         maintenance  of  liquidity.  The  Trust
                                         invests  in  short-term,  high  quality
                                         "money   market"    securities.    This
                                         Prospectus      contains      important
                                         information     about    the    Trust's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell shares of the
As with all mutual funds, the Trust and other account features. Securities and Exchange Commission has Please read this Prospectus carefully not approved or disapproved the Trust's before you invest and keep it for securities nor has it determined that future reference about your account. this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

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                                                       (logo) OppenheimerFunds
                                                       The Right Way to Invest



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2

CONTENTS

                  A B O U T  T H E  T R U S T


                  The Trust's Investment Objective and Strategies


                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T

                  This section applies to the prospectuses of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust

                  How the Trusts are Managed

                  How to Buy Shares

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                     Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights







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22

A B O U T  T H E  T R U S T


The Trust's Investment Objective and Strategies


WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.


WHAT DOES THE TRUST  MAINLY  INVEST IN?  The Trust is a money  market  fund.  It
invests   principally  in  short-term  debt  instruments   issued  by  the  U.S.
government, its agencies and instrumentalities.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who want to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on short-term securities tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust also offers easy access to your money through checkwriting and wire redemption privileges. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.


Main Risks of Investing in the Trust


All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and diversifying the Trust's investments among issuers to reduce the effects of a default by any one issuer on the Trust's overall portfolio and the value of the Trust's shares.

      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's instruments (and its share price) to fall. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. As a result, there is a risk that the Trust's shares could fall below $1.00 per share.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching investments before the Trust buys them. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

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An investment  in the Trust is not insured or guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance


The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (% as of 12/31 each year)


[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/00 through 9/30/00 the cumulative total return was __%. During the period shown in the bar chart, the highest return for a calendar quarter was ____% (____ Q '____) and the lowest return for a calendar quarter was ____% (____ Q '____)


                                                              -----------------

Average Annual Total Returns
for the periods ended December 31,    1 Year    5 Years         10 Years
1999

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                                     ----------                -----------------

Centennial Government Trust           ____%     ___%            ____%
(inception 10/05/81)

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The returns in the table measure the  performance of a hypothetical  account and assume that all dividends have been reinvested in additional shares. The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.

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To obtain the  Trust's  current  7-day  yield,  please call the  Transfer  Agent toll-free at 1.800.525.9310.

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Fees and Expenses of the Trust


The Trust pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2000.


SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.___%

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 Service (12b-1) Fees                         0.___%

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 Other Expenses                               0.___%

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 Total Annual Operating Expenses              0.____%

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"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the Trust pays.


EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:



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                                1 year      3 years     5 years    10 years
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                                $---        $----       $----      $----

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About the Trust's Investments


THE TRUST'S PRINCIPAL INVESTMENT POLICIES. The Trust invests in short-term money market securities meeting quality, maturity and diversification standards established by its Board of Trustee, as well as, rules that apply to money market funds under the Investment Company Act. The Statement of Additional
Information contains more detailed information about the Trust's investment policies and risks.


What Does the Trust Invest In? The following is a brief description of the types of money market securities the Trust may invest in. Money market instruments are high-quality, short-term debt instruments that may be issued by the U.S. government, domestic and foreign corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Trust's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.


o U.S. Government Securities. The Trust can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or instrumentalities, maturing in 397 days or less from the date of purchase. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o Other Money Market Obligations. The Trust may invest in variable rate notes, variable rate master demand notes or in master demand notes. The Trust cannot invest in any debt instrument having a maturity in excess of 397 days from the date of purchase.


      Additionally,  the Trust may buy other money market  instruments  that its
Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Trust may buy an unrated security that otherwise meets those qualifications.


What Standards Apply to the Trust's Investments? Debt instruments, including money market instruments, are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust may buy only those instruments that meet standards set by the Board of Trustees and in the Investment Company Act for money market funds. As a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of 397 days from the date of purchase, unless purchased subject to a demand feature which may not exceed 397 days and requires payment on not more than 30 days' notice in excess of the time period provided for in Rule 2a-7, or any other applicable rule. The Trust's Board has adopted evaluation procedures for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are:
   rated in one of the two highest short-term rating categories of two national rating organizations, or
   rated  by  one  rating  organization  in  one of  its  two  highest  rating categories (if only one rating organization has rated the investment), or unrated investments that the Manager determines are comparable in quality to the two highest rating categories.


      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. Finally, the Trust must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.


Can the Trust's Investment Objective and Policies Change? The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental polices are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can also use the investment techniques and strategies described below. The Trust may not always use all of them. These techniques have risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

Floating Rate/Variable Rate Notes. The Trust can purchase notes with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is greater than 397 days from the purchase date, it may be purchased if it has a demand feature. That feature must permit the Trust to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.


Repurchase Agreements. The Trust may enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trusts net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.


Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements of more than seven days' duration, securities which are restricted as to resale and other securities that are not readily marketable. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.



I N V E S T I N G  I N  T H E  T R U S T

The information below applies to Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust. Each is referred to as a "Trust" and they are collectively referred to as the "Trusts". Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed


THE MANAGER. The Manager, Centennial Asset Management Corporation, a wholly-owned subsidiary of OppenheimerFunds, Inc., chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities. The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager, and its affiliates managed investment companies and other assets of more than $______ billion as of September 30, 2000, and more than ___ million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112.

Portfolio  Managers.  The portfolio  manager of the Centennial Money Market
     Trust and Centennial Government Trust is Carol E.Wolf. She is the person principally responsible for the day-to-day management of the Centennial Money Market Trust and Centennial Government Trust portfolios. Ms. Wolf was co-portfolio manager of the Trusts from June 1990 until April 1, 2000, when she became the sole portfolio manager. She is a Senior Vice President of the Manager and of the Trusts and an officer and portfolio manager of other Oppenheimer funds. The portfolio manager of Centennial Tax Exempt Trust is Michael Carbuto (since October 1987). Mr. Carbuto is a Vice President of the Manager and of OppenheimerFunds, Inc. and is an officer and portfolio manager of other funds for which the Manager serves as investment advisor.

Advisory Fees. Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows. That fee is computed on the average annual net assets of the respective Trust as of the close of each business day.

o Centennial Money Market Trust. The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion. In the Agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of total annual investment income of the Trust. Centennial Money Market Trust's management fee for its fiscal year ended June 30, 2000 was ____% of the Trust's average annual net assets.

Centennial Government Trust. The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; and 0.400% of the next $250 million; 0.375% of the next $250 million and 0.350% of net assets in excess of $1.5 billion. The Manager has made the same guarantee to the Trust regarding expenses as described above for Centennial Money Market Trust. The Trust's management fee for its fiscal year ended June 30, 2000 was ____% of the Trust's average annual net assets.

o Centennial Tax Exempt Trust. The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the Agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for its fiscal year ended June 30, 2000 was ____% of the Trust's average annual net assets.



How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD? Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor as described below.


How is a Trust's Net Asset Value Determined? The net asset value of shares of a Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by each Trust's Board of Trustees, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other Oppenheimer funds that offer more than one class of shares.

HOW MUCH MUST YOU INVEST? You can open an account with a minimum initial investment described below depending on how you buy and pay for your shares. You can make additional purchases at any time with as little as $25. The minimum investment requirements do not apply to reinvesting distributions from the Trust or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


HOW ARE SHARES PURCHASED?  You can buy shares in one of several ways:

BuyingShares Through a Dealer's Automatic Purchase and Redemption Program. You can buy shares of a Trust through a broker-dealer that has a sales agreement with that Trust's Distributor or Sub-Distributor that allows shares to be purchased through the dealer's Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating dealers that offer the Trusts' shares under these special purchase programs. If you participate in an Automatic Purchase and Redemption Program established by your dealer, your dealer buys shares of the Trust for your account with the dealer. Program participants should also read the description of the program provided by their dealer.


BuyingShares  Through Your  Dealer.  If you do not  participate  in an Automatic
      Purchase and Redemption Program, you can buy shares through any broker-dealer that has a sales agreement with the Distributor or the Sub-Distributor. Your dealer will place your order with the Distributor on your behalf.


BuyingShares Directly Through the Distributor. You can also purchase shares directly through the Trusts' Distributor. Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Distributor, in its sole discretion, may reject any purchase order for shares of a Trust.

HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of a Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' transfer agent does not have access to information about your account under that Program.

Guaranteed Payment  Procedures.  Some  broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker-dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. (All references to time in this Prospectus mean "New York time.") Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal
      Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.


HOW CAN DIRECT SHAREHOLDERS BUY SHARES THROUGH THE DISTRIBUTOR? Direct shareholders can buy shares of a Trust by completing a Centennial Funds New Account Application (enclosed with this Prospectus), along with the three other documents listed above, and sending them to Centennial Asset Management Corporation, P.O. Box 5143, Denver, Colorado 80217. Payment must be made by check or by Federal Funds wire as described below. If you don't list a dealer on the application, OppenheimerFunds Distributor, Inc., the Sub-Distributor, will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.


      Each Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue distributions after the Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check. Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "Centennial Asset Management Corporation," along with your Application and other documents to the address listed on the back cover. For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds. In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made. The minimum initial investment for direct shareholders by check is $500.


Payment by Federal  Funds Wire.  Direct  shareholders  may pay for  purchases of shares of a Trust by Federal Funds wire. You must also forward your Application and other documents to the address listed above. Before sending a wire, call the Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Distributor of the wire, and to receive further instructions.


      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the Application are received by the Distributor and accepted by 12:00 Noon. If the Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M on the purchase date, distributions will begin to accrue on the shares on the next regular business day. The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans. Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution. Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plan. Each Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.


Retirement Plans. Direct shareholders may buy shares of a Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
o     Individual  Retirement Accounts (IRAs).  These include regular IRAs,
      Roth IRAs,  rollover  IRAs and  Education  IRAs.  SEP-IRAs.  These are
      Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
o 403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below. You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account. You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."


HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES? Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee. To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (there may also be other situations that require a signature guarantee):

   o  You wish to redeem $100,000 or more and receive a check
   o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to an account with a different owner or name
   o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can Direct  Shareholders  Have Their Signatures  Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature

How  Can  Direct   Shareholders   Sell  Shares  by  Mail?  Write  a  "letter  of
instructions" that includes:
   o  Your name
   o  The Trust's name
   o  Your account  number (from your account  statement)
   o The dollar amount or number of shares to be redeemed o Any special payment instructions
   o  Any share certificates for the shares you are selling
   o The signatures of all registered owners exactly as the account is registered, and
   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5270
--------------------------------------------------------------------------------


How Can Direct Shareholders Sell Shares by Telephone? Direct shareholders and their dealer representative of record may both sell shares by telephone. To receive the redemption price calculated on a particular regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call
      1.800.525.9310. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


How Can Direct Shareholders Sell Shares for Retirement Plan Accounts. There are special procedures to sell shares in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Automatic Withdrawal and Exchange Plans. The Trust has several plans that enable direct shareholders to sell shares automatically or exchange them to another eligible fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


Sending Redemption Proceeds By Wire. While the Trust normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310. If you hold your shares through your dealer's Automatic Purchase and Redemption Program, you must contact your dealer to arrange a Federal Funds wire.

Can I Submit Transaction Requests by Fax? Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT? Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their dealers. Direct shareholders may write checks against their account by requesting that privilege on the account Application or by contacting the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.

   o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o Checks must be written for at least $250.
   o Checks cannot be paid if they are written for more than your account value.
   o You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or Oppenheimer fund (except Oppenheimer Cash Reserves). Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or Oppenheimer fund. However,

o if you acquired shares of a Trust by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and
o those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial or Oppenheimer funds, depending on whether you own your shares through your dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial Money
Market Trust, Centennial Government Trust and Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts") if available for sale in your state of residence by contacting your broker or dealer and obtaining a Prospectus of the Centennial Trusts.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES? Direct shareholders can exchange shares of a Trust for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your place of residence.
   o The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.

   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.


      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds. For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a Trust.

      You may pay a sales charge when you exchange shares of a Trust. Because shares of a Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from a Trust or other eligible funds (except Oppenheimer Cash Reserves), or shares of a Trust purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.


      Direct shareholders can find a list of eligible Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310. The list of eligible funds can change from time to time.


How Do Direct Shareholders Submit Exchange Requests? Direct shareholders may request exchanges in writing or by telephone:

   o Written Exchange Requests. Submit an Exchange Authorization Form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover.


   o Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.525.9310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.


ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day. The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New York Stock Exchange that day. The close is normally 4:00 P.M. but may be earlier on some days.

   o  Either  fund  may  delay  the  purchase  of  shares  of the  fund  you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose these changes at any time for emergency purposes.

   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.


Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time. If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.


The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and a Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.


To avoid sending duplicate copies of materials to households, a Trust will mail only one copy of each prospectus and each annual and semi-annual report to shareholders having the same last name and address on a Trust's records. However, each shareholder may call the Transfer Agent at
      1.800.525.9310 to ask that copies of those materials be sent personally to that shareholder.


Dividends and Tax Information

DIVIDENDS. Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS. Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions? When you open your account, direct shareholders should specify on your application how you want to receive your dividends and distributions. You have four options:
o Reinvest All Distributions in the Trust. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.

o Reinvest Capital Gains Only. You can elect to reinvest some distributions (short-term capital gains or long-term capital gains) in the Trust while receiving dividends by check or having them sent to your bank account.

o Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o Reinvest Your Distributions in Another Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption.

TAXES.

Centennial Money Market Trust and Centennial Government Trust. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust. Dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes. A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.


Remember, There May be Taxes on Transactions. Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.


Returns of Capital Can Occur. In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past 5 fiscal years ended June 30, 2000 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information On Centennial Government Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trust or your account:

--------------------------------------------------------------------------------

By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217
--------------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Trust documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Trust's shares are  distributed
by:
SEC File No. 811-3391                    Centennial Asset Management Corporation

PR0170.001.1100
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

      Graphic material included in Prospectus of Centennial Government Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/90                         7.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/91                         5.85%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                         3.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         2.67%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.71%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.26%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.86%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.84%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/99

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Government Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112

1.800.525.9310

Statement of Additional Information dated November 1, 2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.


Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

About Your Account

How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................


Financial Information About the Trust
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time. The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek a high level of current income consistent with preservation of capital and the maintenance of liquidity. The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Trust may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Trust's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Trust to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Trust may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Trust may not invest more than:
      |_| 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.


      Under Rule 2a-7, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. Some of the Trust's existing investment restrictions are more restrictive than the provisions of Rule 2a-7. For example, as a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of 397 days from the date of purchase, unless purchased subject to a demand feature which may not exceed 397 days and requires payment on not more than 30 days' notice in excess of the time period provided for in Rule 2a-7, or any other applicable rule. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Trust's procedures and with the Rule.


      If a security's rating is downgraded, the Manager and/or the Board of Trustees may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Trust to dispose of it. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.


      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch, the international rating agency, and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X| U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board. The Trust will not invest in securities issued by the Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development or in pooled mortgages offered by the Federal Housing Administration or Veterans Administration.

      Securities   issued  or  guaranteed  by  U.S.   government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

      |X| Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

      o Floating Rate/Variable Rate Obligations. The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities. The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

o Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than one year. The Trust presently does not intend that the value of securities loaned will exceed 5% of the value of the Trust's total assets in the coming year. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.


|X|   Does the Trust  Have  Additional  Fundamental  Policies?  The  following
investment restrictions are fundamental policies of the|X|   Trust.


      |_| The Trust cannot enter into repurchase agreements maturing in more than seven days or purchase securities which are restricted as to resale or for which market quotations are not readily available, if any such investment would cause more than 10% of the Trust's assets to be invested in such securities;

      |_| The Trust cannot borrow money in excess of 10% of the value of its total assets, and then only as a temporary measure for extraordinary or emergency purposes; provided that the Trust will not make any investment at a time during which such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

      |_| The Trust cannot make loans, except through (i) the purchase of debt securities listed in the Prospectus under "Investment Objective and Policies,"
(ii) the purchase of such debt securities subject to repurchase  agreements,  or
(iii) loans of securities as described under "Other Investment Strategies - Loans of Portfolio Securities," in this Statement of Additional Information;

      |_| The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs;

      |_|   The Trust cannot invest in real estate;

      |_|   The Trust  cannot  purchase  securities  on  margin or make  short sales of securities;

      |_| The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      |_|   The Trust cannot underwrite securities of other companies; or

      |_| The Trust cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.


      At a meeting held on August 22, 2000,  the Board of Trustees  recommended:
(i) the elimination of the Fund's fundamental  investment policy with respect to
(a) investing in debt securities having a maturity in excess of one year from the date of purchase, and (b) limiting investments to only those securities discussed in the prospectus or Statement of Additional Information; and (ii) the amendment of the Fund's fundamental investment policy with respect to concentration of investments to prohibit the purchase of securities of companies in any one industry if 25% or more of its total assets would consist of securities of companies in that industry. The current and proposed language, if applicable, is set forth below. These changes are expected to be approved by shareholders on or about _____, 2000. If the changes are not approved by shareholders, the Manager will supplement this Statement of Additional Information to reflect that the changes were not approved.

A.    Limiting   Investments  to  only  those  Securities   Discussed  in  the
      Prospectus or SAI.


--------------------------------------------------------------------------------

Current

--------------------------------------------------------------------------------

The Trust cannot invest in any security other than those discussed in the Prospectus or Statement of Additional Information under "Investment Objective and Policies."

--------------------------------------------------------------------------------


B.    Investing in Debt Securities Having a Maturity Greater than
One Year.


--------------------------------------------------------------------------------

Current                                 Proposed

--------------------------------------------------------------------------------

As a matter of fundamental policy, the  As a fundamental policy, the Trust
Trust may not invest in any debt        may not invest in any debt instrument
instrument having a maturity in excess  having a maturity in excess of the
of one year from the date of the        time period provided for in Rule 2a-7,
investment.                             or any other applicable rule.

-----------------------------------------

The Trust cannot invest in any debt     The Trust cannot enter into a repurchase
instrument having a maturity in excess  agreement or purchase a security
of one year from the date of the        subject to a call if the scheduled
investment, or, in the case of a debt   repurchase or redemption date is greater
instrument subject to a repurchase      than the time period provided for in
agreement or called for redemption,     Rule 2a-7, or any other applicable rule.
having a repurchase or redemption date  The Trust cannot inves in any debt
more than one year from the date of     instrument having a maturity in excess
the investment.                         of 397 days from the date of purchase,
                                        unless purchased subject to a demand
                                        feature which may not exceed 397 days
                                        and requires payment on not more than 30 days' notice in excess of the time period provided for in Rule 2a-7, or any other applicable rule.

--------------------------------------------------------------------------------


C.    The Trust's Concentration Policy.


--------------------------------------------------------------------------------

Current                                  Proposed

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

??????????????.                          The Trust cannot invest 25% or more
                                         of its total assets in any one
                                         industry; however, for the purposes
                                         of this restriction, municipal
                                         securities and U.S. government
                                         obligations are not considered to be
                                         part of any single industry.

--------------------------------------------------------------------------------

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Trust Is Managed

Organization and History. The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1982, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      |X| Classes of Shares. The Trust has a single class of shares of stock. While that class has no designation, it is deemed to be the equivalent of Class A for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Trust are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:
1 Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Oppenheimer Capital Income Fund       Oppenheimer   Senior  Floating  Rate
                                      Fund
Oppenheimer Cash Reserves             Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund           Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund   Panorama Series Fund, Inc.
Oppenheimer Integrity Funds           Centennial America Fund, L. P.
Oppenheimer  Limited-Term  Government Centennial   California  Tax  Exempt
Fund                                  Trust
Oppenheimer Main Street Funds, Inc.   Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap Centennial Money Market Trust
Fund
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

Robert G. Avis*, Trustee, Age: 68
One North Jefferson Ave., St. Louis, Missouri 63103
Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (general partnership of private equity funds), Director of A.G. Edwards & Sons, Inc. (a broker-dealer) and Director of A.G. Edwards Trust Companies (trust companies), formerly, Vice Chairman of A.G. Edwards & Sons, Inc. and A.G. Edwards, Inc. (its parent holding company) and Chairman of A.G.E. Asset Management (an investment advisor).

George C. Bowen, Trustee, Age: 63
9224 Bauer Court, Lone Tree, Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Jon S. Fossel, Trustee, Age: 57
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age: 59
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 70
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 78
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee, Age: 51
Two World Trade Center, New York, New York 10048-0203

President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).

James C. Swain*,  Chairman,  Chief Executive  Officer and Trustee,  Age: 65
6803 South Tucson Way, Englewood,  Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment advisor subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.

Carol E. Wolf,  Vice  President and Portfolio  Manager,  Age: 47
Two World Trade Center,  New York, New York 10048-0203
Senior Vice President of the Manager and Centennial Asset Management Corporation (since June 1990); an officer of other Oppenheimer funds.


Andrew J. Donohue, Vice President and Secretary, Age: 49
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Brian W. Wixted, Treasurer, Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant Treasurer of Oppenheimer Acquisition Corp. (since April 1999); Assistant Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


o Remuneration of Trustees. The officers of the Trust and certain Trustees of the Trust (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a trustee, director, managing general partner or member of a committee of the Board during the calendar year 1999.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Trust        Oppenheimer Funds1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $1,925            $67,998

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  William A. Baker2            $1,953            $69,998



  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Jon S. Fossel                $1,911            $67,496
  Review Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Sam Freedman                 $2,094            $73,998
  Review Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Raymond J. Kalinowski        $2,094            $73,998
  Audit Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast               $2,180            $76,998
  Audit and Review
  Committee Chairman

  -----------------------------------------------------------------------------
                               ------------------------------------------------

  Robert M. Kirchner           $1,925            $67,998
  Audit Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------


  Ned M. Steel2                $1,925            $67,998


  -----------------------------------------------------------------------------

   For the 1999 calendar year.
2. Effective July 1, 2000, Messrs. Baker and Steel resigned as Trustees of the Trust.


      o Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.


      |X| Major Shareholders. As of _______, 2000 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned _________________ shares of the Trust which was _____% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager. The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

--------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      1998                                 $5,092,383
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      1999                                 $5,601,294
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      2000

--------------------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


      |X| The Distributor. Under its General Distributor's agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.


Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.


      The Trust may experience high portfolio turnover that may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.


Service Plan

The Trust has adopted a Service Plan for the shares. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.
2 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Trust (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Trust. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X| Service Plan Fees. Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares. The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.


      For the fiscal year ended June 30, 2000 payments under the plan totaled $_________, all of which was paid by the Distributor to recipients. That included $______ paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.


Performance of the Trust


Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.


      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's   performance   information  as  a  basis  for  comparisons  with  other
investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
      |_| An investment in the Trust is not insured by the FDIC or any other government agency.
      |_| The Trust's yield is not fixed or guaranteed and will fluctuate.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

------------------------------------------------------------------------------
             1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )
|_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------

------------------------------------------------------------------------------
            ERV - P
            ------- = Total Return
               P
------------------------------------------------------------------------------

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Yield         Compounded       Average Annual Total Returns (at 6/30/00)
 (7 days ended   Effective Yield
    6/30/00)      (7 days ended
                    6/30/00)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     ----%            ----%           ----%           ----%           ----%

--------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Trust's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them. Those ratings or rankings of investor/shareholder services by third parties may compare the services provided to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares


Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust. Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4   )specifically  acknowledges  that if they choose to permit  checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6) acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Trust, the Manager, the Distributor the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:


                                        Oppenheimer  Main Street Growth & Income
Oppenheimer Bond Fund                   Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation        Oppenheimer MidCap Fund
Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund        Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund Oppenheimer New York Municipal Fund
Oppenheimer Developing Markets Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund              Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Technologies Fund  Oppenheimer Quest Balanced Value Fund

                                        Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund             Inc.
                                        Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Capital Income Fund         Inc.

Oppenheimer Europe Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Global Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund
Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund
Oppenheimer Trinity Core Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund
Oppenheimer U.S. Government Trust
Oppenheimer International Small Company Fund
Oppenheimer World Bond Fund
Oppenheimer Large Cap Growth Fund
Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund

Rochester Fund Municipals and the following money market funds:
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.


      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge. Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

      |_| Limits on Multiple Exchange Orders. The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |_| Telephone Exchange Requests. When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.


      The different eligible funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


      The Trust may amend, suspend or terminate the exchange privilege at any time. Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The federal tax treatment of the Trust's dividends and capital gains distributions is explained in the Prospectus under the caption "Distributions and Taxes." Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Trust not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Trust's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of distributions made to shareholders.

      Dividends, distributions and the proceeds of the redemption of Trust shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Trust. Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor. The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor. The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.

                                   Appendix A

------------------------------------------------------------------------------
                        Description of Securities Ratings
------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short-Term Debt Ratings.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Ratings Services
------------------------------------------------------------------------------

The following ratings by Standard & Poor's for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch
------------------------------------------------------------------------------


Fitch, the international rating agency, assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:


F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.


Thomson BankWatch, Inc.
------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's  Investors Service, Inc.
------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

------------------------------------------------------------------------------
Standard & Poor's Ratings Services
------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:   A strong  capacity to pay interest and repay  principal  and differ from
"AAA" rated issues only in small degree.


Fitch, the international rating agency

------------------------------------------------------------------------------

AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

------------------------------------------------------------------------------
Thomson BankWatch, Inc.
------------------------------------------------------------------------------

TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating

                                   Appendix B

------------------------------------------------------------------------------
                            Industry Classifications
------------------------------------------------------------------------------


Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

------------------------------------------------------------------------------
Centennial Government Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217

1.800.525.9310


Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202



PX0170.001.1100

                           CENTENNIAL GOVERNMENT TRUST

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Restated Declaration of Trust dated September 27, 1985: Previously filed with Registrant's Post-Effective Amendment No. 9 (9/27/85), and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b)  By-Laws,   as  amended  through  June  26,  1990:   Previously  filed  with
Registrant's Post-Effective Amendment No. 19 (10/31/91), and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Specimen   Share   Certificate:   Previously   filed   with   Registrant's
Post-Effective Amendment No. 28 (8/27/99).

(d) Amended and Restated  Investment  Advisory  Agreement dated January 1, 1999:
Previously filed with Registrant's Post-Effective Amendment No. 28 (8/27/99).

(e) (i) General Distributor's Agreement Centennial Asset Management Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 21 (10/29/93), and incorporated herein by reference.

   (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
         Previously filed with Registrant's Post-Effective Amendment No. 21 (10/29/93), and incorporated herein by reference.

   (iii) Form  of  Dealer   Agreement  of  Centennial   Asset   Management
         Corporation: Previously filed with Registrant's Post-Effective Amendment No. 6 (10/26/84) and refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g) (i) Custodian Agreement. dated May 7, 1982: Previously filed with Registrant's Post-Effective Amendment No. 11 (10/31/86), refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

    (ii)  Amendment  to  Custodian  Agreement  dated  September  27, 1985:
          Previously filed with Registrant's Post-Effective Amendment No. 9 (9/23/85), refiled with Registrants' Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i) Opinion and Consent of Counsel dated April 7, 1982: Previously filed with Registrant's Pre-Effective Amendment No. 1 (4/13/82), refiled with Registrant's Post-Effective Amendment No. 23 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent:  Not applicable.

(k)   Not applicable.

(l)   Not applicable.

(m) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 21, (10/29/93), and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through July 24, 1999: Filed by with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No. 333-82579), (8/31/99), and incorporated herein by reference.

(o) Powers of Attorney (including Certified Board resolutions): Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Total Return Fund, Inc. (Reg. No. 2-11052), (4/30/99), Brian W. Wixted and incorporated herein by reference. Filed with Registrant's Post-Effective Amendment No. 25 (10/28/98) George Bowen; Filed with Registrant's Post Effective Amendment No. 23 (10/8/96) Sam Freedman and Bridget Macaskill and with Registrant's Post Effective Amendment No. 20 (10/29/93) (all others), and incorporated herein by reference

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the initial Registration Statement of Oppenheimer Emerging Technologies Fund (Reg. No. 333-32108), March 10, 2000, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position
with Centennial Asset               Other Business and Connections
Management Corporation              During the Past Two Years

Michael Carbuto,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer  funds; Vice
                                    President  of  Centennial  Asset  Management
                                    Corporation.

Andrew J. Donohue,
President and Director              Executive   Vice  President   (since   September
                                    1993),  and a director  (since  January 1992) of
                                    the   Distributor;   Executive  Vice  President,
                                    General  Counsel and a director  of  HarbourView
                                    Asset   Management   Corporation,    Shareholder
                                    Services,  Inc., Shareholder Financial Services,
                                    Inc. and Oppenheimer  Partnership Holdings, Inc.
                                    since   (September   1995);   President   and  a
                                    director   of   Centennial    Asset   Management
                                    Corporation  (since September  1995);  President
                                    and  a  director  of   Oppenheimer   Real  Asset
                                    Management,   Inc.(since  July  1996);   General
                                    Counsel  (since May 1996) and  Secretary  (since
                                    April 1997) of  Oppenheimer  Acquisition  Corp.;
                                    Vice President and Director of  OppenheimerFunds
                                    International,  Ltd. and Oppenheimer  Millennium
                                    Funds plc (since  October  1997);  an officer of
                                    other Oppenheimer funds.

Katherine P. Feld,
Secretary and Director              Vice    President    and    Secretary   of   the
                                    Distributor;   Secretary  of  HarbourView  Asset
                                    Management  Corporation,  and  Centennial  Asset
                                    Management    Corporation;    Secretary,    Vice
                                    President  and  Director of  Centennial  Capital
                                    Corporation;  Vice  President  and  Secretary of
                                    Oppenheimer Real Asset Management, Inc.

Ray Olson,                          Assistant Vice President of OFI; Assistant Vice
Treasurer                           President and Treasurer, OFDI.

Brian W. Wixted                     Senior  Vice  President  and  Treasurer  of OFI;
                                     (April
Assistant Treasurer                 1999);  Vice  President  and  Treasurer of OFDI;
                                    formerly Principal and  Chief          Operating
                                    Officer,   Bankers  Trust  Company  Mutual  Fund
                                    Service  Division  (March  1995 -  March  1999);
                                    Vice  President and Chief  Financial  Officer of
                                    CS  First  Boston  Investment  Management  Corp.
                                    (September   1991  -  March   1995);   and  Vice
                                    President and Accounting Manager,  Merrill Lynch
                                    Asset  Management  (November  1987  -  September
                                    1991).
Carol E. Wolf,
Vice President                      An officer and/or  portfolio  manager of certain
                                    Oppenheimer  funds;  Vice President of OFI; Vice
                                    President  Finance  and  Accounting;   Point  of
                                    Contact: Finance Supporters of Children:  Member
                                    of   the   Oncology   Advisory   Board   of  the
                                    Children's Hospital.


The Oppenheimer funds include the New York-based Oppenheimer funds, the Denver-based Oppenheimer funds and the Oppenheimer Quest/Rochester funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Capital Preservation Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Trinity Core Fund Oppenheimer Trinity Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

                                                      Positions and
Name & Principal             Positions & Offices      Offices with
Business Address             with Underwriter         Registrant

Michael Carbuto(1)           Vice President           Vice President of Centennial
                                                      California Tax Exempt Trust,
                                                      Centennial New York Tax
                                                      Exempt Trust, and Centennial
                                                      Tax Exempt Trust

Andrew J. Donohue(1)         President and Director   Vice President and Secretary

Katherine P. Feld(1)         Secretary and Director   None

Ray Olson                    Treasurer                None

Brian W. Wixted              Assistant Treasurer      None

Carol E. Wolf(2)             Vice President           Vice President of Centennial
                                                      Government Trust,
                                                      Centennial Money Market
                                                      Trust and Centennial
                                                      America Fund, L.P.

-----------------------
(1) Two World Trade Center, New York, NY 10048-0203
(2) 6803 South Tucson Way, Englewood, CO 80112

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 25th day of August, 2000.

                                       CENTENNIAL GOVERNMENT TRUST


                                       By:  /s/ James C. Swain*
                                       ------------------------------
                                            James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date

/s/ James C. Swain*                 Chairman of the         August 25, 2000
--------------------------------    Board of Trustees
James C. Swain                      Principal Executive
                                    Officer and Trustee

/s/ George C. Bowen*                Trustee                 August 25, 2000
--------------------------------
George C. Bowen

/s/ Bridget A. Macaskill*           President and           August 25, 2000
--------------------------------    Trustee
Bridget A. Macaskill

/s/ Robert G. Avis*                 Trustee                 August 25, 2000
--------------------------------
Robert G. Avis

/s/ Jon S. Fossel                   Trustee                 August 25, 2000
--------------------------------
Jon S. Fossel

/s/ Sam Freedman*                   Trustee                 August 25, 2000
--------------------------------
Sam Freedman

/s/ Raymond J. Kalinowski*          Trustee                 August 25, 2000
--------------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*                 Trustee                 August 25, 2000
--------------------------------
C. Howard Kast

/s/ Robert M. Kirchner*             Trustee                 August 25, 2000
--------------------------------
Robert M. Kirchner

/s/ Brian W. Wixted*                Treasurer               August 25, 2000
--------------------------------
Brian W. Wixted


*By:  /s/ Robert G. Zack
---------------------------------------
Robert G. Zack, Attorney-in-Fact

                           CENTENNIAL GOVERNMENT TRUST

                                  EXHIBIT INDEX


Exhibit No.             Description

None



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